Income Taxes (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
State			$ 7,000	$ 3,000	$ 2,000
Total current provision			7,000	3,000	2,000
Deferred:
Federal			504,000	(318,000)	(8,264,000)
State			68,000	(291,000)	(2,428,000)
Total deferred (benefit) provision			572,000	(609,000)	(10,692,000)
Total income tax (benefit) provision	317,000	273,000	579,000	(606,000)	(10,690,000)
Tax benefit associated with a beneficial conversion feature on its convertible notes payable				1,100,000
U.S. federal statutory tax rate (as a percent)	34.00%
Reconciliation between the amount computed by applying the U.S. federal statutory tax rate of 34% to income before income taxes and the income tax (benefit) provision
Income tax benefit at the statutory rate			(8,322,000)	(25,534,000)	(6,679,000)
State income taxes, net of federal benefit			218,000	(5,742,000)	(116,000)
Nondeductible expenses			346,000	144,000	142,000
Change in valuation allowance			6,446,000	30,064,000	(6,878,000)
Expiration of capital loss carryforward					2,034,000
Research and development tax credits					(398,000)
Stock-based compensation			2,037,000	646,000	1,571,000
Other			(146,000)	(184,000)	(366,000)
Total income tax (benefit) provision	317,000	273,000	579,000	(606,000)	(10,690,000)
Deferred income tax assets:
Net operating loss carryforwards			49,921,000	47,511,000
Stock-based compensation			8,262,000	6,243,000
Accrued expenses			2,852,000	1,929,000
Research and development tax credits			610,000	610,000
Other			172,000	157,000
Gross deferred tax assets			61,817,000	56,450,000
Valuation allowance			(47,858,000)	(41,412,000)	(11,348,000)	(18,226,000)
Net deferred tax assets			13,959,000	15,038,000
Deferred tax liabilities:
State taxes			(3,296,000)	(3,405,000)
Property, equipment and software			(3,353,000)	(2,676,000)
Intangible assets and goodwill			(8,566,000)	(9,297,000)
Other				(344,000)
Gross deferred tax liabilities			(15,215,000)	(15,722,000)
Total net deferred tax liabilities			$ (1,256,000)	$ (684,000)